RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
AbbVie Savings Plan
RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS
RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS

NOTE D - RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS

The Plan invests in the common stock of AbbVie. These transactions qualify as party-in-interest transactions; however, they are exempt from the prohibited transaction rules under ERISA. During 2025, the Plan received $79.0 million in common stock dividends from AbbVie.

Participants pay fees to the recordkeeper for loan and withdrawal transaction processing and also pay commissions on purchases and sales of AbbVie shares and sales of Abbott stock. These transactions qualify as permitted party-in-interest transactions.

AbbVie Puerto Rico Savings Plan
RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS
RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS

NOTE D - RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS

The Plan invests in the common stock of AbbVie. These transactions qualify as party-in-interest transactions; however, they are exempt from the prohibited transaction rules under ERISA. During 2025, the Plan received $8.3 million in common stock dividends from AbbVie.

Participants pay fees to the recordkeeper for loan and withdrawal transaction processing and also pay commissions on purchases and sales of AbbVie shares and sales of Abbott stock. These transactions qualify as permitted party-in-interest transactions.